Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 6 - Property and Equipment, Net

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Cost
Computers, manufacturing, peripheral
equipment	157,528	143,522
Office furniture and equipment	2,754	2,372
Leasehold improvements	1,949	1,694

	162,231	147,588
Accumulated depreciation
Computers, manufacturing, peripheral
equipment	128,206	115,260
Office furniture and equipment	1,942	1,724
Leasehold improvements	1,424	1,148

	131,572	118,132

Depreciated cost	30,659	29,456

Depreciation expenses for the years ended December 31, 2023, 2022 and 2021 were $9,335 thousand, $10,620 thousand and $11,845 thousand respectively.

Changes of property and equipment not resulted in cash outflows as of December 31, 2023, 2022 and 2021 amounted to $1,499 thousand, $586 thousand and $1,058 thousand, respectively.